UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3375 Westpark, #472
Houston, Texas 77005

(Address of principal executive offices)(Zip code)

Edward L. Jaroski, President
3375 Westpark, #472
Houston, Texas 77005

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Capstone Church Capital Fund
Schedule of Investments
December 31, 2016

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

California		8.74%
	Sonrise Baptist Church of Clovis (c) (d) (e)
749,288	7.50%, 06/01/2020		$ 341,076
	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		98,279
128,000	7.30%, 09/18/2030		110,797
143,000	7.30%, 03/18/2032		116,016
382,000	The United Pentecostal Church of Modesto, Inc. (c) (d)		325,092
11,016	7.50%, 11/21/2020		2,795
23,684	7.50%, 05/21/2021		5,976
23,684	7.50%, 11/21/2021		5,983
24,786	7.50%, 05/21/2022		6,266
28,091	7.60%, 11/21/2023		7,121
29,192	7.60%, 05/21/2024		7,406
30,294	7.60%, 11/21/2024		7,692
30,845	7.60%, 05/21/2025		7,791
32,497	7.60%, 11/21/2025		8,212
34,150	7.60%, 05/21/2026		8,578
36,353	7.60%, 05/21/2027		9,135
38,005	7.60%, 11/21/2027		9,555
39,107	7.60%, 05/21/2028		9,831
40,208	7.60%, 11/21/2028		10,112
47,369	7.60%, 11/21/2030		11,918
49,021	7.60%, 05/21/2031		12,339
50,674	7.60%, 11/21/2031		12,755
52,877	7.60%, 05/21/2032		13,193
54,529	7.60%, 11/21/2032		13,605
56,732	7.60%, 05/21/2033		14,155
61,690	7.60%, 05/21/2034		15,392
63,342	7.60%, 11/21/2034		15,804
858,146	Victory Christian Center of the Desert, Inc. (c) (d)		215,614
16,991	8.40%, 10/15/2020		14,483
17,557	8.40%, 04/15/2021		14,952
18,124	8.40%, 10/15/2021		15,449
19,257	8.40%, 04/15/2022		16,414
19,823	8.40%, 10/15/2022		16,897
20,389	8.40%, 04/15/2023		17,368
21,522	8.40%, 10/15/2023		18,350
22,655	8.40%, 04/15/2024		19,331
23,221	8.40%, 10/15/2024		19,831
24,354	8.40%, 04/15/2025		20,691
25,487	8.40%, 10/15/2025		21,664
26,619	8.40%, 04/15/2026		22,493
27,186	8.40%, 10/15/2026		22,977
28,885	8.40%, 04/15/2027		24,416
30,018	8.40%, 10/15/2027		25,380
31,150	8.40%, 04/15/2028		26,344
32,283	8.40%, 10/15/2028		27,305
33,982	8.40%, 04/15/2029		28,749
35,115	8.40%, 10/15/2029		29,711
36,814	8.40%, 04/15/2030		31,156
38,513	8.40%, 10/15/2030		32,597
39,646	8.40%, 04/15/2031		33,564
41,911	8.40%, 10/15/2031		35,486
43,044	8.40%, 04/15/2032		36,140
45,310	8.40%, 10/15/2032		38,042
47,009	8.40%, 04/15/2033		39,468
49,274	8.40%, 10/15/2033		41,371
50,973	8.40%, 04/15/2034		42,797
39,080	8.40%, 10/15/2034		32,811
906,192		14.07%	766,237
	Abyssinia Missionary Baptist Church Ministries, Inc. (e)
1,475,685	2.00%, 06/01/2027		651,072
	Bethel Baptist Institutional Church, Inc. (e)
251,757	0.00%, 01/01/2022 (f)		25
1,641,455	3.50%, 01/01/2022		671,848
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
3,405	8.10%, 06/15/2015		3,383
6,610	8.20%, 12/15/2015		6,568
13,020	8.40%, 12/15/2020		13,087
13,821	8.40%, 06/15/2021		13,814
14,222	8.40%, 12/15/2021		14,272
14,823	8.40%, 06/15/2022		14,875
14,222	8.40%, 12/15/2022		14,272
2,003	8.40%, 06/15/2025		2,004
4,607	8.40%, 12/15/2026		4,585
4,807	8.40%, 06/15/2027		4,785
5,809	8.40%, 12/15/2029		5,788
6,410	8.40%, 12/15/2030		6,389
23,436	8.40%, 12/15/2032		23,169
16,826	8.40%, 12/15/2033		16,634
39,862	8.40%, 06/15/2034		39,407
14,022	8.40%, 12/15/2034		13,862
	Manifestations Worldwide, Inc.
56,000	7.60%, 03/17/2034		45,394
59,000	7.60%, 09/17/2034		47,713
60,000	7.60%, 03/17/2035		48,306
63,000	7.60%, 09/17/2035		50,602
65,000	7.60%, 03/17/2036		51,974
68,000	7.60%, 09/17/2036		54,189
70,000	7.60%, 03/17/2037		55,622
73,000	7.60%, 09/17/2037		58,174
76,000	7.60%, 03/17/2038		60,405
79,000	7.60%, 09/17/2038		62,521
	Iglesia Cristiana La Nueva Jerusalem, Inc. (e)
150,286	6.50%, 11/5/2019		124,858
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
26,000	7.70%, 11/28/2012		8,541
33,000	7.70%, 05/28/2013		10,841
34,000	7.70%, 11/28/2013		11,169
35,000	7.80%, 05/28/2014		11,497
63,000	8.40%, 05/28/2021		20,815
64,000	8.40%, 11/28/2021		21,165
68,000	8.40%, 05/28/2022		22,508
32,000	8.40%, 11/28/2023		10,566
30,000	8.40%, 05/28/2024		9,966
33,000	8.40%, 11/28/2024		10,972
86,000	8.40%, 05/28/2025		28,440
91,000	8.40%, 11/28/2025		30,112
93,000	8.40%, 05/28/2026		30,588
98,000	8.40%, 11/28/2026		32,242
42,000	8.40%, 11/28/2031		13,843
154,000	8.40%, 05/28/2032		50,327
156,000	8.40%, 11/28/2032		50,981
	Truth For Living Ministries, Inc. (c) (d) (e)
308,054	4.00%, 11/15/2022		97,838
Georgia		7.04%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		5,824
33,000	7.70%, 09/01/2015		6,006
39,000	7.80%, 03/01/2018		7,188
11,000	7.80%, 09/01/2018		2,032
45,000	7.80%, 09/01/2019		8,302
46,000	7.80%, 03/01/2020		8,469
48,000	7.80%, 09/01/2020		8,827
50,000	7.80%, 03/01/2021		9,150
56,000	7.90%, 09/01/2022		10,326
50,000	7.90%, 03/01/2023		9,185
38,000	7.90%, 03/01/2034		6,882
89,000	7.90%, 09/01/2035		16,269
159,000	7.90%, 03/01/2036		28,795
64,000	7.90%, 09/01/2036		11,706
51,000	8.00%, 09/01/2021		9,379
54,000	8.00%, 03/01/2022		9,941
	Victory Baptist Church of Loganville, Inc.
69,000	7.90%, 07/15/2030		63,397
74,000	7.90%, 07/15/2031		65,394
81,000	7.90%, 07/15/2032		68,882
87,000	7.90%, 07/15/2033		72,802
90,000	7.90%, 01/15/2034		75,195
95,000	7.90%, 07/15/2034		79,277
98,000	7.90%, 01/15/2035		81,448
101,000	7.90%, 07/15/2035		83,800
106,000	7.90%, 01/15/2036		87,609
110,000	7.90%, 07/15/2036		90,783
115,000	7.90%, 01/15/2037		95,151
119,000	7.90%, 07/15/2037		97,961
123,000	7.90%, 01/15/2038		101,229
129,000	7.90%, 07/15/2038		106,244
Illinois		0.58%
	First Baptist Church of Melrose Park (c) (d)
19,843	7.80%, 06/12/2019		3,994
20,976	7.80%, 12/12/2019		4,208
20,976	7.80%, 06/12/2020		4,195
22,677	7.80%, 12/12/2020		4,531
23,244	7.80%, 06/12/2021		4,619
23,811	7.80%, 12/12/2021		4,736
25,512	7.80%, 06/12/2022		5,079
28,347	7.90%, 12/12/2023		5,658
28,913	7.90%, 06/12/2024		5,777
30,614	7.90%, 12/12/2024		6,123
31,748	7.90%, 06/12/2025		6,315
24,378	7.90%, 06/12/2030		4,829
48,756	7.90%, 12/12/2030		9,663
13,606	7.90%, 12/12/2033		2,674
63,496	7.90%, 06/12/2034		12,477
66,331	7.90%, 12/12/2034		13,034
25,512	8.00%, 12/12/2022		5,107
27,213	8.00%, 06/12/2023		5,429
Indiana		4.82%
	Madison Park Church of God, Inc. (e )
1,775,229	2.50%, 01/01/2033		908,740
Louisiana		3.31%
	Living Way Apostolic Church, Inc.
103,000	7.90%, 10/20/2030		93,555
15,000	7.90%, 10/20/2031		13,099
91,000	7.90%, 04/20/2032		78,378
121,000	7.90%, 10/20/2032		101,846
126,000	7.90%, 04/20/2033		105,676
136,000	7.90%, 04/20/2034		113,601
141,000	7.90%, 10/20/2034		117,284
Maryland		0.20%
	Ark of Safety Christian Church, Inc. (e)
46,508	8.00%, 05/15/2027		37,560
Massachusetts		1.37%
	Harvest Ministries of New England, Inc.
95,000	7.30%, 02/20/2033		75,098
114,000	7.30%, 08/20/2033		89,786
118,000	7.30%, 02/20/2034		92,772
North Carolina		0.15%
	Accumulated Resources of Kindred Spirits (c) (d)
60,726	7.75%, 12/01/2009		28,912
Rhode Island		4.55%
	The Cathedral of Life Christian Assembly (c) (d)
10,000	7.50%, 08/15/2016		7,101
11,000	7.50%, 08/15/2017		7,861
23,000	7.50%, 08/15/2020		16,496
23,000	7.50%, 02/15/2021		16,420
25,000	7.50%, 08/15/2021		17,868
25,000	7.50%, 02/15/2022		17,885
35,000	7.60%, 08/15/2026		24,892
37,000	7.60%, 02/15/2027		26,322
39,000	7.60%, 08/15/2027		27,752
40,000	7.60%, 02/15/2028		28,468
41,000	7.60%, 08/15/2028		29,188
43,000	7.60%, 02/15/2029		30,616
45,000	7.60%, 08/15/2029		32,049
46,000	7.60%, 02/15/2030		32,766
48,000	7.60%, 08/15/2030		34,195
50,000	7.60%, 02/15/2031		35,625
52,000	7.60%, 08/15/2031		37,060
53,000	7.60%, 02/15/2032		37,445
58,000	7.60%, 02/15/2033		40,977
60,000	7.60%, 08/15/2033		42,390
62,000	7.60%, 02/15/2034		43,803
65,000	7.60%, 08/15/2034		45,922
67,000	7.60%, 02/15/2035		47,336
70,000	7.60%, 08/15/2035		49,455
62,000	7.60%, 08/15/2036		43,803
58,000	7.60%, 02/15/2037		40,977
7,000	7.60%, 08/15/2037		4,944
26,000	8.00%, 08/15/2022		18,647
28,000	8.00%, 02/15/2023		20,065
Tennessee		5.79%
	Grace Christian Fellowship Church, Inc. (c) (d)
38,000	8.40%, 07/18/2021		23,579
39,000	8.40%, 10/18/2021		24,207
40,000	8.40%, 01/18/2022		24,944
41,000	8.40%, 04/18/2022		25,580
41,000	8.40%, 07/18/2022		25,600
42,000	8.40%, 10/18/2022		26,237
44,000	8.40%, 01/18/2023		27,377
44,000	8.40%, 04/18/2023		27,386
45,000	8.40%, 07/18/2023		28,026
46,000	8.40%, 10/18/2023		28,658
47,000	8.40%, 01/18/2024		29,295
47,000	8.40%, 04/18/2024		29,304
34,000	8.40%, 07/18/2024		21,209
50,000	8.40%, 10/18/2024		31,200
51,000	8.40%, 01/18/2025		31,656
52,000	8.40%, 04/18/2025		32,282
54,000	8.40%, 10/18/2025		33,539
56,000	8.40%, 01/18/2026		34,574
56,000	8.40%, 04/18/2026		34,574
58,000	8.40%, 10/18/2026		35,821
60,000	8.40%, 01/18/2027		37,062
35,000	8.40%, 10/18/2028		21,634
30,000	8.40%, 01/18/2029		18,546
52,000	8.40%, 04/18/2029		32,146
20,000	8.40%, 07/18/2029		12,366
75,000	8.40%, 10/18/2029		46,373
77,000	8.40%, 01/18/2030		47,617
78,000	8.40%, 04/18/2030		48,235
81,000	8.40%, 07/18/2030		50,099
81,000	8.40%, 10/18/2030		50,098
21,000	8.40%, 04/18/2031		12,991
38,000	8.40%, 07/18/2031		23,511
88,000	8.40%, 10/18/2031		54,446
100,000	8.40%, 04/18/2033		61,350
Texas		1.06%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		200,000
Washington		2.56%
	Cascade Christian Center of Skagit Valley (e )
561,437	4.50%, 10/20/2020		482,948
Washington, DC		1.06%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		28,952
80,000	8.30%, 07/12/2015		30,080
98,000	8.40%, 01/12/2018		37,240
45,000	8.40%, 07/12/2018		17,149
100,000	8.40%, 01/12/2027		37,410
130,000	8.40%, 01/12/2033		48,633

Total Church Mortgage Bonds (Cost $18,505,857)		55.29%	11,731,440

CHURCH MORTGAGE LOANS (b)

California		2.64%
	Mount Olive Missionary Baptist Church of Fresno (d)
870,923	3.50%, 05/31/2014		497,820
Georgia		2.78%
	God First Breakthrough Ministries, Inc. (e)
1,026,017	6.50%, 03/01/2020		523,268
Nevada		1.35%
	Iglesia Christiana Verbo De Dios, Inc. (e)
294,467	0.00%, 04/01/2016		253,653
New Jersey		3.33%
	Igreja Batista Do Calvario
719,702	8.75%, 08/31/2038		628,732
Texas		4.27%
	Pleasant Grove Missionary Baptist Foundation (e)
805,218	7.50%, 08/01/2033		805,218

Total Church Mortgage Loans (Cost $3,716,327)		14.37%	2,708,691

SHORT TERM INVESTMENTS		29.37%

Money Market Funds
5,536,967	Federated Gov't Obligations Fund-Inst'l Shares- 0.30% (g) (h) (Cost $5,536,967)		5,536,967

Total Investments - (Cost $27,759,151)		99.03%	19,977,098

ASSETS IN EXCESS OF LIABILITIES		0.97%	182,381

Net Assets		100.00%	$ 20,159,479

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.
The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.
(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's
Church Loan Fund. See Note 3.
(c) Represents non-income producing security.
(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.
(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.
(f) Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee. The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.
(g) Variable rate or zero coupon securities; the coupon rate shown represents the yield as of December31, 2016.
(h) Mutual funds are priced at their NAV as of December31, 2016.

CAPSTONE CHURCH CAPITAL FUND

Notes to Schedule of Investments
December 31, 2016 (Unaudited)

SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds and mortgages on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds and mortgages using a pricing service when such prices are believed to reflect fair value. Church bonds and mortgages with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The fair valuation process used by Capstone Asset Management Company (“CAMCO” or “Adviser”),the Fund’s investment adviser during the period covered by this report, has been reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and has been subject to quarterly review and approval from the Fund’s Board.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service was unavailable, the Adviser’s internal Valuation Committee has used the Market or Income Approach, whichever was appropriate.

Under the Fund’s valuation process, fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser has constructed and maintained a benchmark yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Adviser has obtained credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it has been the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser, under these circumstances, could determine an adjustment to the matrix price.   The relevant inputs that the Adviser could consider in establishing the fair value include, but have not been limited to:

	- the general conditions in the church bond market and the overall financial market
	- the transaction price of any recent sales or purchases of the security
	- the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
	- the estimated value of the underlying collateral

-          the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it has become more than a remote possibility that foreclosure proceedings are probable, the Adviser has taken an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser could consider in using the Income Approach to determine a fair value include, but have not been limited to:

	- any current independent appraisal values of the property securing the bonds and mortgages
	- any current listing price or related data
	- index adjusted appraisal values based on published real estate sources
	- estimated costs associated with the disposition of the property
	- risk adjusted discount rate
	- estimated time to sell in years
	- probability of foreclosure

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  An increase in time to sell causes an increase in the discount rate and the costs associated with the disposition of the property.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Adviser could also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Adviser of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Adviser's consideration of the likelihood of each outcome.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Adviser has also considered the potential results of the trustee’s actions, including restructuring, refinance, and acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Adviser has valued such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees. The Level 1 investments in money market funds are generally priced at the respective money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities and NAV for money market funds.

Level 2- Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds and church mortgage loans are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing; (b) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of December 31, 2016:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Balance as of
Assets	(Level 1)	(Level 2)	(Level 3)	31-Dec-16
Church Mortgage Bonds	$ -	$ -	$ 11,731,440	$ 11,731,440
Church Mortgage Loans	-	-	2,708,691	2,708,691
Short Term Investments	5,536,967	-	-	5,536,967
	$5,536,967.00	$ -	$ 14,440,131	$ 19,977,098

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended December 31, 2016.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Church Mortgage Bonds	Church Mortgage Loans	Total
	Balance as of 10/1/2016	$10,739,388	$2,732,056	$13,471,444
	Accrued Accretion/(Amortization)	0	-	-
	Unrealized Appreciation/(Depreciation)	1,692,912	6,373	1,699,285
	Realized Gain/(Loss)	-189,254	-	-189,254
	Gross Sales and Paydowns	-511,606	-29,738	-541,344
	Gross Restructures	0	-	-
	Transfers In/(Out) of Level 3	-	-	-
	Balance as of 12/31/2016	$11,731,440	$2,708,691	$14,440,131

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within the 90 days of the filing date of this report (the "Evaluation Date" based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPSTONE CHURCH CAPITAL FUND

By /s/ Edward L. Jaroski

Edward L. Jaroski

President

Date: March 1, 2017